Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2018
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2016	2017	2018
		(in thousands)
Current
Government grant advances	15.1	$390	$93	$58
Research project financing	15.2	—	899	172
Government loans	15.3	211	600	458
Total current portion		$601	$1,592	$688
Non-current
Government grant advances	15.1	$197	$350	$86
Research project financing	15.2	3,223	2,946	4,274
Government loans	15.3	1,571	1,353	819
Accrued interest	15.2	153	381	495
Total non-current portion		$5,144	$5,030	$5,674